SCHEDULE OF PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
SCHEDULE OF PROPERTY AND EQUIPMENT:
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2015 and December 31, 2014 includes the following:

	December 31, 2015	December 31, 2014

Computers and equipment	$2,000	$-
Furniture and workstations	1,700	-
	3,700	-
Less: Accumulated depreciation	(1,773)	(-)
Net property and equipment	$1,927	$-